Goehring & Rozencwajg Resources Fund - Schedule of Investments

As of February 28, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (92.8%)
ENERGY (42.6%)
Oil & Gas Producers (31.4%)
Antero Resources Corp.(a)	313,100	$8,203,220
APA Corp.	62,538	2,400,208
Callon Petroleum Co.(a)	12,356	478,919
Chesapeake Energy Corp.	40,847	3,300,846
Civitas Resources, Inc.	75,943	5,328,920
Diamondback Energy, Inc.	23,869	3,355,504
EQT Corp.	223,460	7,414,403
Matador Resources Co.	113,108	6,084,079
Ovintiv, Inc.	29,982	1,282,330
PDC Energy, Inc.	80,920	5,430,541
Permian Resources Corp.	80,493	870,129
Pioneer Natural Resources Co.	39,207	7,857,475
Range Resources Corp.	547,354	14,745,718
		66,752,292
Oil & Gas Services & Equipment (11.2%)
CES Energy Solutions Corp.	136,436	294,970
ChampionX Corp.	115,582	3,533,342
Diamond Offshore Drilling, Inc.(a)	309,960	3,682,324
Noble Corp. PLC(a)	73,264	3,054,376
NOV, Inc.	67,805	1,483,573
Oceaneering International, Inc.(a)	158,586	3,312,862
Schlumberger, Ltd.	65,667	3,494,141
Tidewater, Inc.(a)	3,914	191,160
Transocean Ltd.(a)	280,244	1,958,906
Valaris, Ltd.(a)	19,535	1,313,729
Vital Energy, Inc.(a)	31,539	1,620,789
		23,940,172
INDUSTRIALS (2.2%)
Commercial Support Services (2.2%)
Centrus Energy Corp.(a)	70,720	3,168,963
Denison Mines Corp.(a)	1,276,000	1,595,000
		4,763,963
MATERIALS (48.0%)
Agricultural Chemicals (9.4%)
CF Industries Holdings, Inc.	48,615	4,175,542
Corteva, Inc.	33,036	2,057,812
Mosaic Co.	161,118	8,569,867
Nutrien Ltd.	68,197	5,304,363
		20,107,584
Base Metal (15.2%)
Amerigo Resources Ltd.	1,026,718	1,203,920
Cameco Corp.	331,230	9,055,828
Copper Mountain Mining Corp.(a)	710,453	1,218,366
ERO Copper Corp.(a)	114,217	1,791,311
Excelsior Mining Corp.(a)	584,482	100,662
First Quantum Minerals Ltd.	91,137	1,991,055
Freeport-McMoRan, Inc.	84,627	3,467,168
Ivanhoe Mines Ltd. - Class A(a)	420,794	3,515,611
Lundin Mining Corp.	154,232	959,641
Mako Mining Corp.(a)	2,076,714	281,563
MMC Norilsk Nickel PJSC(b)	5	–
NAC Kazatomprom JSC(c)	210,504	6,020,414

Security Description	Shares	Value
Base Metal (continued)
NexGen Energy, Ltd.(a)	541,892	$2,281,365
Trilogy Metals, Inc.(a)	677,601	397,274
		32,284,178
Chemicals (1.1%)
Intrepid Potash, Inc.(a)	74,590	2,362,265

Metals & Mining (21.3%)
Alta Mesa Resources, Inc. - Class A	31,927	5,355,436
Arch Coal, Inc. - Class A	25,047	3,941,145
Artemis Gold, Inc.(a)	180,290	580,046
Asante Gold Corp.(a)	548,070	674,795
Bellevue Gold, Ltd.(a)	1,426,109	1,022,008
Caledonia Mining Corp. PLC	93,478	1,312,431
CONSOL Energy, Inc.	89,678	4,908,077
Energy Fuels, Inc.(a)	376,500	2,526,315
Equinox Gold Corp.(a)	359,500	1,304,159
Erdene Resource Development Corp.(a)(b)	3,000,000	712,349
GoGold Resources, Inc.(a)	1,106,795	1,703,385
Ivanhoe Electric, Inc.(a)(b)	34,413	465,505
Ivanhoe Electric, Inc.(a)	290,506	4,366,305
K92 Mining, Inc.(a)	182,700	996,180
Loncor Gold, Inc.(a)	1,800,000	527,666
Los Andes Copper, Ltd.(a)	69,203	629,902
Minera Alamos, Inc.(a)	1,968,209	548,127
MMC Norilsk Nickel PJSC(b)	2,855	–
Mountain Province Diamonds, Inc.(a)	321,015	127,041
Novagold Resources, Inc.(a)	132,590	741,178
Orezone Gold Corp.(a)	511,311	475,900
Orla Mining, Ltd.(a)	458,950	2,001,284
Osisko Mining, Inc.(a)	832,600	1,885,477
Pan American Silver Corp.	90,930	1,351,220
Reunion Gold Corp.(a)	4,520,901	1,192,762
Sabina Gold & Silver Corp.(a)	701,850	910,425
Skeena Resources, Ltd.(a)	150,252	777,412
Tietto Minerals, Ltd.(a)	1,285,233	544,847
Triple Flag Precious Metals Corp.	35,412	480,638
United Co. RUSAL International PJSC	1,326,798	676,127
Uranium Energy Corp.(a)	381,522	1,411,631
Victoria Gold Corp.(a)	164,620	1,021,863
		45,171,636
Precious Metal Mining (1.0%)
Endeavour Mining PLC	84,690	1,762,694
Marathon Gold Corp.(a)	603,278	393,490
		2,156,184
TOTAL COMMON STOCKS
(Cost $139,222,777)		197,538,274

MUTUAL FUND (3.7%)
MATERIALS (3.7%)
Base Metal (3.7%)
Sprott Physical Uranium Trust(a)	634,835	7,862,742

TOTAL MUTUAL FUND
(Cost $5,781,846)		7,862,742

Security Description	Shares	Value
WARRANTS (0.0%)
ENERGY (0.0%)
Oil & Gas Drilling (0.0%)(d)
Diamond Offshore Drilling, Inc., Expires 04/23/2026, Strike Price $0.01	4,732	$8,991
MATERIALS (0.0%)
Metals & Mining (0.0%)(d)
Erdene Resource Development Co Warrants, Expires 12/31/2024, Strike Price $0.40(b)	1,500,000	1
Loncor Gold Warrants, Expires 06/30/2024, Strike Price $0.01(b)	900,000	1
		2
TOTAL WARRANTS
(Cost $431,663)		8,993

Security Description	Principal Amount	Value
CORPORATE BONDS (0.0%)
ENERGY (0.0%)
Oil & Gas Services & Equipment (0.0%)(d)
Diamond Foreign Asset Co. / Diamond Finance LLC(e)
9.00%, 04/22/2027	78,401	$74,285
		74,285

TOTAL CORPORATE BONDS
(Cost $78,401)		74,285

Security Description	Shares	Value
SHORT TERM INVESTMENTS (3.3%)
Dreyfus Treasury Securities Cash Management, Institutional Class (7 day yield 4.427%)	7,120,490	7,120,490

TOTAL SHORT TERM INVESTMENTS
(Cost $7,120,490)		7,120,490

TOTAL INVESTMENTS - (99.8%)
(Cost $152,635,177)		212,604,784

Assets in Excess of Other Liabilities - (0.2%)		481,798

NET ASSETS - (100.0%)		$213,086,582

(a)	Non-income producing security.
(b)	Level 3 security in accordance with fair value hierarchy.
(c)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of February 28, 2023, the aggregate market value of those securities was $6,020,414, which represents approximately 2.83% of net assets.
(d)	Less than 0.05%
(e)	Paid-in-Kind.

COUNTRY COMPOSITION
(As of February 28, 2023)
United States	64.7%
Canada	29.6%
Kazakhstan	2.8%
Great Britain	0.8%
Australia	0.7%
South Africa	0.6%
Russia	0.3%
Cayman Islands	0.0%
0.0%
Total	99.8%

Percentages are based upon common stocks, warrants, corporate bonds and short term investments as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Goehring & Rozencwajg Resources Fund - Schedule of Investments

As of February 28, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (92.8%)
ENERGY (42.6%)
Oil & Gas Producers (31.4%)
Antero Resources Corp.(a)	313,100	$8,203,220
APA Corp.	62,538	2,400,208
Callon Petroleum Co.(a)	12,356	478,919
Chesapeake Energy Corp.	40,847	3,300,846
Civitas Resources, Inc.	75,943	5,328,920
Diamondback Energy, Inc.	23,869	3,355,504
EQT Corp.	223,460	7,414,403
Matador Resources Co.	113,108	6,084,079
Ovintiv, Inc.	29,982	1,282,330
PDC Energy, Inc.	80,920	5,430,541
Permian Resources Corp.	80,493	870,129
Pioneer Natural Resources Co.	39,207	7,857,475
Range Resources Corp.	547,354	14,745,718
		66,752,292
Oil & Gas Services & Equipment (11.2%)
CES Energy Solutions Corp.	136,436	294,970
ChampionX Corp.	115,582	3,533,342
Diamond Offshore Drilling, Inc.(a)	309,960	3,682,324
Noble Corp. PLC(a)	73,264	3,054,376
NOV, Inc.	67,805	1,483,573
Oceaneering International, Inc.(a)	158,586	3,312,862
Schlumberger, Ltd.	65,667	3,494,141
Tidewater, Inc.(a)	3,914	191,160
Transocean Ltd.(a)	280,244	1,958,906
Valaris, Ltd.(a)	19,535	1,313,729
Vital Energy, Inc.(a)	31,539	1,620,789
		23,940,172
INDUSTRIALS (2.2%)
Commercial Support Services (2.2%)
Centrus Energy Corp.(a)	70,720	3,168,963
Denison Mines Corp.(a)	1,276,000	1,595,000
		4,763,963
MATERIALS (48.0%)
Agricultural Chemicals (9.4%)
CF Industries Holdings, Inc.	48,615	4,175,542
Corteva, Inc.	33,036	2,057,812
Mosaic Co.	161,118	8,569,867
Nutrien Ltd.	68,197	5,304,363
		20,107,584
Base Metal (15.2%)
Amerigo Resources Ltd.	1,026,718	1,203,920
Cameco Corp.	331,230	9,055,828
Copper Mountain Mining Corp.(a)	710,453	1,218,366
ERO Copper Corp.(a)	114,217	1,791,311
Excelsior Mining Corp.(a)	584,482	100,662
First Quantum Minerals Ltd.	91,137	1,991,055
Freeport-McMoRan, Inc.	84,627	3,467,168
Ivanhoe Mines Ltd. - Class A(a)	420,794	3,515,611
Lundin Mining Corp.	154,232	959,641
Mako Mining Corp.(a)	2,076,714	281,563
MMC Norilsk Nickel PJSC(b)	5	–
NAC Kazatomprom JSC	210,504	6,020,414

Security Description	Shares	Value
Base Metal (continued)
NexGen Energy, Ltd.(a)	541,892	$2,281,365
Trilogy Metals, Inc.(a)	677,601	397,274
		32,284,178
Chemicals (1.1%)
Intrepid Potash, Inc.(a)	74,590	2,362,265

Metals & Mining (21.3%)
Alta Mesa Resources, Inc. - Class A	31,927	5,355,436
Arch Coal, Inc. - Class A	25,047	3,941,145
Artemis Gold, Inc.(a)	180,290	580,046
Asante Gold Corp.(a)	548,070	674,795
Bellevue Gold, Ltd.(a)	1,426,109	1,022,008
Caledonia Mining Corp. PLC	93,478	1,312,431
CONSOL Energy, Inc.	89,678	4,908,077
Energy Fuels, Inc.(a)	376,500	2,526,315
Equinox Gold Corp.(a)	359,500	1,304,159
Erdene Resource Development Corp.(a)(b)(c)	3,000,000	712,349
GoGold Resources, Inc.(a)	1,106,795	1,703,385
Ivanhoe Electric, Inc.(a)(b)	34,413	465,505
Ivanhoe Electric, Inc.(a)	290,506	4,366,305
K92 Mining, Inc.(a)	182,700	996,180
Loncor Gold, Inc.(a)(c)	1,800,000	527,666
Los Andes Copper, Ltd.(a)	69,203	629,902
Minera Alamos, Inc.(a)	1,968,209	548,127
MMC Norilsk Nickel PJSC(b)	2,855	–
Mountain Province Diamonds, Inc.(a)	321,015	127,041
Novagold Resources, Inc.(a)	132,590	741,178
Orezone Gold Corp.(a)	511,311	475,900
Orla Mining, Ltd.(a)	458,950	2,001,284
Osisko Mining, Inc.(a)	832,600	1,885,477
Pan American Silver Corp.	90,930	1,351,220
Reunion Gold Corp.(a)	4,520,901	1,192,762
Sabina Gold & Silver Corp.(a)	701,850	910,425
Skeena Resources, Ltd.(a)	150,252	777,412
Tietto Minerals, Ltd.(a)	1,285,233	544,847
Triple Flag Precious Metals Corp.	35,412	480,638
United Co. RUSAL International PJSC	1,326,798	676,127
Uranium Energy Corp.(a)	381,522	1,411,631
Victoria Gold Corp.(a)	164,620	1,021,863
		45,171,636
Precious Metal Mining (1.0%)
Endeavour Mining PLC	84,690	1,762,694
Marathon Gold Corp.(a)	603,278	393,490
		2,156,184
TOTAL COMMON STOCKS
(Cost $139,222,777)		197,538,274

MUTUAL FUND (3.7%)
MATERIALS (3.7%)
Base Metal (3.7%)
Sprott Physical Uranium Trust(a)	634,835	7,862,742

TOTAL MUTUAL FUND
(Cost $5,781,846)		7,862,742

Security Description	Shares	Value
Base Metal (continued)
WARRANTS (0.0%)
ENERGY (0.0%)
Oil & Gas Drilling (0.0%)(d)
Diamond Offshore Drilling, Inc., Expires 04/23/2026, Strike Price $0.01	4,732	$8,991
MATERIALS (0.0%)
Metals & Mining (0.0%)(d)
Erdene Resource Development Co Warrants(c), Expires 12/31/2024, Strike Price $0.40	1,500,000	1
Loncor Gold Warrants(c), Expires 06/30/2024, Strike Price $0.01	900,000	1
		2
TOTAL WARRANTS
(Cost $431,663)		8,993

Security Description	Principal Amount	Value
CORPORATE BONDS (0.0%)
ENERGY (0.0%)
Oil & Gas Services & Equipment (0.0%)(d)
Diamond Foreign Asset Co. / Diamond Finance LLC(e)
9.00%, 04/22/2027	78,401	$74,285
		74,285

TOTAL CORPORATE BONDS
(Cost $78,401)		74,285

Security Description	Shares	Value
SHORT TERM INVESTMENTS (3.3%)
Dreyfus Treasury Securities Cash Management, Institutional Class (7 day yield 4.427%)	7,120,490	7,120,490

TOTAL SHORT TERM INVESTMENTS
(Cost $7,120,490)		7,120,490

TOTAL INVESTMENTS - (99.8%)
(Cost $152,635,177)		212,604,784

Assets in Excess of Other Liabilities - (0.2%)		481,798

NET ASSETS - (100.0%)		$213,086,582

(a)	Non-income producing security.
(b)	Level 3 security in accordance with fair value hierarchy.
(c)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of February 28, 2023, the aggregate market value of those securities was $1,240,015, which represents approximately 0.58% of net assets.
(d)	Less than 0.05%
(e)	Paid-in-Kind.

COUNTRY COMPOSITION
(As of February 28, 2023)
United States	64.7%
Canada	29.6%
Kazakhstan	2.8%
Great Britain	0.8%
Australia	0.7%
South Africa	0.6%
Russia	0.3%
Cayman Islands	0.0%
0.0%
Total	99.8%

Percentages are based upon common stocks, warrants, corporate bonds and short term investments as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.